Stock Compensation Plans (Details 2) (Stock Option Plan [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Stock Option Plan [Member]
Stock Option Activity (Table Amounts)
Shares under option - outstanding at January 1, 2010	14,442
Shares under option - granted	2,092
Shares under option - exercised	(2,913)
Shares under option - cancelled and forfeited	(400)
Shares under option - outstanding at December 31, 2010	13,221	14,442
Shares under option - vested and expected to vest in the future at December 31, 2010	13,084
Shares under option - exercisable at December 31, 2010	9,813
Shares under option - available for grant at December 31, 2010	7,257
Weighted-average exercise price - outstanding at January 1, 2010	$ 53
Weighted-average exercise price - granted	$ 60
Weighted-average exercise price - exercised	$ 48
Weighted-average exercise price - cancelled and forfeited	$ 54
Weighted-average exercise price - outstanding at December 31, 2010	$ 55	$ 53
Weighted-average exercise price - vested and expected to vest in the future at December 31, 2010	$ 55
Weighted-average exercise price - exercisable at December 31, 2010	$ 55
Weighted-average remaining contractual term - outstanding at January 1, 2010 (Years)	3.8	3.8
Weighted-average remaining contractual term - outstanding at December 31, 2010 (Years)	3.8	3.8
Weighted-average remaining contractual term - vested and expected to vest in the future at December 31, 2010 (Years)	3.7
Weighted-average remaining contractual term - exercisable at December 31, 2010 (Years)	3.1
Aggregate intrinsic value - outstanding at January 1, 2010	$ 88
Aggregate intrinsic value - outstanding at December 31, 2010	149	88
Aggregate intrinsic value - vested and expected to vest in the future at December 31, 2010	147
Aggregate intrinsic value - exercisable at December 31, 2010	$ 115